Provisions - Non-current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current provisions
Beginning balance, Non-current provisions	€ 5,763	€ 5,118	€ 4,980
Business combinations		23
Net charge	635	422	(399)
Cancellations	(565)	(23)	(281)
Reclassifications	277	290	814
Translation differences	4	(67)	4
Ending balance, Non-current provisions	€ 6,114	€ 5,763	€ 5,118